Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (36,097,872)	$ (4,945,387)	¥ (33,710,541)	¥ (48,594,231)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	24,226,472	3,319,013	21,984,382	22,590,666
Loss (gain) from disposal of property and equipment	(60,983)	(8,355)	893	(1,692)
Share-based compensation	2,811,732	385,206	3,068,041	1,459,755
Deferred income tax benefit	(6,401,691)	(877,028)	(6,812,790)	(6,052,019)
Loss (gain) on deconsolidation of subsidiaries and others, net	438,153	60,027		(1,308,627)
Gain from acquisition of a subsidiary			(4,018)
Foreign currency exchange gain (loss)	(3)	0	7	323
Changes in operating assets and liabilities, net of effect of acquisition and disposal:
Accounts receivable	(477,355)	(65,397)	3,616,548	(4,913,849)
Prepaid expenses and other current assets	(19,823,403)	(2,715,795)	(2,386,561)	(5,711,215)
Other non-current assets	(3,464,724)	(474,665)	(3,275,623)	(1,833,631)
Income tax payable	(1,081)	(148)	(13,753)	(7,947)
Accrued expenses and other payables	7,397,566	1,013,462	(7,139,011)	10,884,454
Deferred revenues	28,108,019	3,850,783	33,423,899	18,874,126
Net cash provided by (used in) operating activities	(3,345,170)	(458,284)	8,751,473	(14,613,887)
Cash flows from investing activities:
Cash paid for property and equipment	(20,024,903)	(2,743,400)	(2,240,101)	(1,618,338)
Cash receipt from property and equipment disposal	56,050	7,679	14,850	6,010
Cash paid for liabilities assumed in relation to acquisition of Youru (Note 3)	(198,333)	(27,172)	(1,023,859)	(312,338)
Payment for acquisition of a subsidiary, less cash acquired			(417,376)
Proceeds from deconsolidation of subsidiaries and others, less cash disposed	(89,543)	(12,267)		(165,437)
Cash paid for acquisition of non-redeemable non-controlling interests			(300,000)	(400,000)
Net cash used in investing activities	(20,256,729)	(2,775,160)	(3,966,486)	(2,490,103)
Cash flows from financing activities:
Cash paid for employee individual income tax for net- settlement of vested shares	(93,699)	(12,837)	(68,326)	(30,731)
Cash received for exercise of share options			471,765	218,943
Net cash provided by (used in) financing activities	(93,699)	(12,837)	403,439	188,212
Effect of foreign exchange rate changes on cash and cash equivalents	52,361	7,171	(1,393)	556,616
Net increase (decrease) in cash and cash equivalents	(23,643,237)	(3,239,110)	5,187,033	(16,359,162)
Cash and cash equivalents at beginning of year	60,167,232	8,242,877	54,980,199	71,339,361
Cash and cash equivalents at end of year	36,523,995	5,003,767	60,167,232	54,980,199
Supplemental disclosures of cash flow information:
Cash paid for income tax			20,427	28,316
Cash refunded for income tax	(4)	(1)	(211)
Non-cash investing and financing activities:
Consideration payable for acquisition of Youru (Note 3)			198,333	1,222,191
Disposal of net liabilities of subsidiaries, excluding cash	(348,610)	(47,759)		5,378,395
Lease liability arising from obtaining Right-of-use assets	¥ 26,936,993	$ 3,690,353	¥ 1,709,583	¥ 14,628,975